State Street Bank and Trust Company

Fund Administration Legal Division

100 Summer Street, 7th floor, Mailstop: SUM 0703

Boston, MA 02111

July 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File No.: 333-211614

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the combined Proxy Statement/Prospectus and Statement of Additional Information for the Trust, dated June 29, 2016, do not differ from that contained in the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 that was filed electronically via EDGAR on June 29, 2016 (Accession Number 0001193125-16-636536).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz
Kristin Schantz
Vice President and Senior Counsel
State Street Bank and Trust Company